Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended			60 Months Ended	72 Months Ended	81 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Operating Activities
Net loss	$ (130,065)	$ (11,763)	$ (31,001)	$ (18,855)	$ (41,175)	$ (176,660)	$ (207,661)	$ (337,726)
Donated capital	0	0	0	0	0	4,500	4,500	4,500
Adjustments to reconcile net loss to net cash used by operating activities:
Increase in prepaids	(1,352)	0						(1,352)
Increase (decrease) in accounts payable and accrued liabilities	13,479	(9,037)	(13,465)	12,496	10,865	27,631	14,166	27,645
Net cash used in operating activities	(117,938)	(20,800)	(44,466)	(6,359)	(30,310)	(144,529)	(188,995)	(306,933)
Financing Activities
Due to related party	9,030	99,960	3,414	6,359	30,310	74,529	77,943	86,973
Issuance of common shares	100,000	0	0	0	0	70,000	70,000	269,960
Subscription received in advance			99,960	0			99,960
Net cash provided by financing activities	109,030	99,960	103,374	6,359	30,310	144,529	247,903	356,933
Investing Activity
Acquisition of resource property	(25,000)	(25,000)	(25,000)	0			(25,000)	(50,000)
Net cash used in investing activity	(25,000)	(25,000)	(25,000)	0			(25,000)	(50,000)
Change in cash	(33,908)	54,160	33,908	0	0	0	33,908	0
Cash, beginning	33,908	0	0	0	0	0	0	0
Cash, ending	0	54,160	33,908	0	0	0	33,908	0
Supplemental cash flow information
Cash paid for interest	0	0	0	0	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0